UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2006
                                               __________________________

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Wesley Capital Management, LLC
               ______________________________________________
Address:             535 Madison Avenue, 26th Floor
               ______________________________________________
                     New York, NY 10022
               ______________________________________________

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Arthur  Wrubel
               ______________________________________________
Title:                        Managing Member
               ______________________________________________
Phone:                        212-421-7002
               ______________________________________________

Signature, Place, and Date of Signing:

    /s/ Arthur Wrubel                 New York, NY             May 15, 2006
___________________________     _______________________    _____________________
       [Signature]                   [City, State]                [Date]

Person Signing this Report on Behalf of Reporting Manager:

Name:                         John Khoury
               ______________________________________________
Title:                        Managing Member
               ______________________________________________
Phone:                        212-421-7002
               ______________________________________________

Signature, Place, and Date of Signing:

     /s/ John Khoury                  New York, NY               May 15, 2006
___________________________     _______________________    _____________________
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                     Name

28-______________                   ____________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                         __________________

Form 13F Information Table Entry Total:         37
                                         __________________

Form 13F Information Table Value Total:    $1,081,877
                                         __________________
                                           (in thousands)


List of Other Included Managers:            None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries on this list, state "NONE" and omit the column headings and list entries.]

None.

                         WESLEY CAPITAL MANAGEMENT, LLC
                              13F INFORMATION TABLE
                                 March 31, 2006

             Column 1                   Column 2     Column 3    Column 4        Column 5
-------------------------------------------------------------------------------------------------------------
                                        TITLE OF                                 HARES OR              PUT/
          NAME OF ISSUER                 CLASS         CUSIP     VALUE (000)     PRN AMT    SH/PRN     CALL
-------------------------------------------------------------------------------------------------------------
CARRAMERICA REALTY CORPORATION CMN       Common      144418100   99,926         2,240,000     SH
BJ'S WHOLESALE CLUB INC CMN              Common      05548J106   84,015         2,666,300     SH
CORRECTIONS CORP OF AMERICA CMN          Common      22025Y407   81,102         1,794,300     SH
EQUITY OFFICE PROPERTIES TRUST CMN       Common      294741103   64,642         1,925,000     SH
PEP BOYS MANNY-MOE &JACK CMN             Common      713278109   56,424         3,734,200     SH
SUN COMMUNITIES INC CMN                  Common      866674104   50,604         1,431,500     SH
MULTIPLEX GROUP (THE) CMN                Common      9HH01N6L3   49,000        22,276,265     SH
TEJON RANCH CO CMN                       Common      879080109   19,138         2,233,230     SH
CBRL GROUP INC CMN                       Common      12489V106   40,226           916,100     SH
HRPT PROPERTIES TRUST CMN                Common      40426W101   38,091         3,244,600     SH
TOLL BROTHERS INC CMN                    Common      889478103   29,436           850,000     SH
HOME DEPOT INC CMN                       Common      437076102   29,610           700,000     SH
WAL MART STORES INC CMN                  Common      931142103   28,344           600,000     SH
LENNAR CORPORATION CMN CLASS A           Common      526057104   27,171           450,000     SH
LONE STAR STEAKHOUSE SALOON CMN          Common      542307103   26,800           943,000     SH
M.D.C.HOLDINGS,INC (DELAWARE) CMN        Common      552676108   25,724           400,000     SH
ARBOR REALTY TRUST, INC. CMN             Common      038923108   21,392           792,600     SH
PULTE HOMES INC CMN                      Common      745867101   21,131           550,000     SH
MERITAGE HOMES CORPORATION CMN           Common      59001A102   21,270           387,000     SH
CENTEX CORP CMN                          Common      152312104   17,977           290,000     SH
ALEXANDERS INC. CMN                      Common      014752109   17,860            61,800     SH
URSTADT BIDDLE PROPERTIES INC. CMN       Common      917286205   17,307           961,500     SH
THOMAS PPTYS GROUP INC CMN               Common      884453101   14,003         1,028,876     SH
AAMES INVESTMENT CORPORATION CMN         Common      00253G108   13,920         2,450,700     SH
GREAT A&P TEA CO.INC. CMN                Common      390064103   12,690           363,300     SH
JER INVESTORS TRUST INC. CMN             Common      46614H301   12,271           738,300     SH
ORIGEN FINANCIAL, INC. CMN               Common      68619E208   11,659         1,917,561     SH
CONSOLIDATED-TOMOKA LAND CO (FLORIDA)    Common      210226106   10,202           164,206     SH
LOEWS CORP CMN                           Common      540424108   10,120           100,000     SH
PENN REAL EST INV TRUST CMN              Common      709102107    9,680           220,000     SH
ISTAR FINL INC CMN                       Common      45031U101    8,804           230,000     SH
STREETTRACKS GOLD TR ETF                 Common      863307104    8,366           144,000     SH
ONE LIBERTY PROPERTIES INC CMN           Common      682406103    7,768           391,710     SH
SENIOR HOUSING PROPERTIES TR CMN         Common      81721M109    2,592           143,200     SH
McDONALD'S  CORP.                        Option      5801309AE    2,545             2,471     SH      CALL
CBRL GROUP INC CMN                       Option      1240059FJ       60             2,666     SH      CALL
METROPOLIS REALTY HOLDINGS LLC CMN       Common      591728100        0             43000     SH

                                                              1,081,877        57,387,385


             Column 1                      Column 6    Column 7    Column 8
----------------------------------------------------------------------------------------------
                                                                     VOTING
                                           INVESTMENT    OTHER     AUTHORITY
          NAME OF ISSUER                   DISCRETION   MANAGERS      SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------
CARRAMERICA REALTY CORPORATION CMN       SHARED-DEFINED   NONE     2,240,000
BJ'S WHOLESALE CLUB INC CMN              SHARED-DEFINED   NONE     2,666,300
CORRECTIONS CORP OF AMERICA CMN          SHARED-DEFINED   NONE     1,794,300
EQUITY OFFICE PROPERTIES TRUST CMN       SHARED-DEFINED   NONE     1,925,000
PEP BOYS MANNY-MOE &JACK CMN             SHARED-DEFINED   NONE     3,734,200
SUN COMMUNITIES INC CMN                  SHARED-DEFINED   NONE     1,431,500
MULTIPLEX GROUP (THE) CMN                SHARED-DEFINED   NONE    22,276,265
TEJON RANCH CO CMN                       SHARED-DEFINED   NONE     2,233,230
CBRL GROUP INC CMN                       SHARED-DEFINED   NONE       916,100
HRPT PROPERTIES TRUST CMN                SHARED-DEFINED   NONE     3,244,600
TOLL BROTHERS INC CMN                    SHARED-DEFINED   NONE       850,000
HOME DEPOT INC CMN                       SHARED-DEFINED   NONE       700,000
WAL MART STORES INC CMN                  SHARED-DEFINED   NONE       600,000
LENNAR CORPORATION CMN CLASS A           SHARED-DEFINED   NONE       450,000
LONE STAR STEAKHOUSE SALOON CMN          SHARED-DEFINED   NONE       943,000
M.D.C.HOLDINGS,INC (DELAWARE) CMN        SHARED-DEFINED   NONE       400,000
ARBOR REALTY TRUST, INC. CMN             SHARED-DEFINED   NONE       792,600
PULTE HOMES INC CMN                      SHARED-DEFINED   NONE       550,000
MERITAGE HOMES CORPORATION CMN           SHARED-DEFINED   NONE       387,000
CENTEX CORP CMN                          SHARED-DEFINED   NONE       290,000
ALEXANDERS INC. CMN                      SHARED-DEFINED   NONE        61,800
URSTADT BIDDLE PROPERTIES INC. CMN       SHARED-DEFINED   NONE       961,500
THOMAS PPTYS GROUP INC CMN               SHARED-DEFINED   NONE     1,028,876
AAMES INVESTMENT CORPORATION CMN         SHARED-DEFINED   NONE     2,450,700
GREAT A&P TEA CO.INC. CMN                SHARED-DEFINED   NONE       363,300
JER INVESTORS TRUST INC. CMN             SHARED-DEFINED   NONE       738,300
ORIGEN FINANCIAL, INC. CMN               SHARED-DEFINED   NONE     1,917,561
CONSOLIDATED-TOMOKA LAND CO (FLORIDA)    SHARED-DEFINED   NONE       164,206
LOEWS CORP CMN                           SHARED-DEFINED   NONE       100,000
PENN REAL EST INV TRUST CMN              SHARED-DEFINED   NONE       220,000
ISTAR FINL INC CMN                       SHARED-DEFINED   NONE       230,000
STREETTRACKS GOLD TR ETF                 SHARED-DEFINED   NONE       144,000
ONE LIBERTY PROPERTIES INC CMN           SHARED-DEFINED   NONE       391,710
SENIOR HOUSING PROPERTIES TR CMN         SHARED-DEFINED   NONE       143,200
McDONALD'S  CORP.                        SHARED-DEFINED   NONE         2,471
CBRL GROUP INC CMN                       SHARED-DEFINED   NONE         2,666
METROPOLIS REALTY HOLDINGS LLC CMN       SHARED-DEFINED   NONE         43000


                                                                  57,387,385